3. SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of six months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. The Company had $3,754,075 in cash and no other cash equivalents as of December 31, 2024.